Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, plant and equipment

14. Property, plant and equipment

	Freehold property	Leasehold improvements	Fixtures and fittings	Computer equipment	Subscription vehicles	Other motor vehicles	Plant and machinery	Total
	£’000	£’000	£’000	£’000	£’000	£’000	£’000	£’000
Cost
At December 31, 2019	—	1,191	758	235	—	40	—	2,244
Additions	—	11,784	2,892	363	—	2,702	—	17,741
Acquisition of a subsidiary	14,907	2,576	1,375	252	—	116	1,165	20,391
Disposals	—	(1,849)	(1,076)	(252)	—	(116)	(506)	(3,799)

At December 31, 2020	14,907	13,702	3,949	598	—	2,742	659	36,557
Additions	—	12,419	5,210	2,245	82,314	8,011	810	111,009
Acquisition of subsidiaries	15,921	4,081	1,418	1,013	25,346	367	2,692	50,838
Disposals	—	—	—	(3)	(963)	—	(17)	(983)
Transfers					(1,713)	791		(922)
FX revaluation	—	—	—	—	(736)	—	—	(736)

At December 31, 2021	30,828	30,202	10,577	3,853	104,248	11,911	4,144	195,763

Accumulated depreciation
At December 31, 2019	—	(54)	(109)	(35)	—	(1)	—	(199)
Depreciation charge for the year	—	(620)	(331)	(154)	—	(81)	(79)	(1,265)
Disposals	—	40	25	21	—	7	28	121

At December 31, 2020	—	(634)	(415)	(168)	—	(75)	(51)	(1,343)
Depreciation charge for the year	—	(4,247)	(1,495)	(830)	(5,938)	(1,630)	(542)	(14,682)
Disposals	—	—	—	—	1,244	—	—	1,244
Transfers	—	—	—	—	43	(66)	—	(23)
FX revaluation	—	—	—	—	(151)	—	—	(151)

At December 31, 2021	—	(4,881)	(1,910)	(998)	(4,655)	(1,771)	(593)	(14,808)

Net book value
At December 31, 2021	30,828	25,321	8,667	2,855	99,593	10,140	3,551	180,955
At December 31, 2020	14,907	13,068	3,534	430	—	2,667	608	35,214
At December 31, 2019	—	1,137	649	200	—	39	—	2,025